EATON VANCE GROWTH TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

Telecopy:  (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 2-22019) certifies (a) that the form of prospectus and statement of additional information dated February 1, 2014 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 165 (“Amendment No. 165”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 165 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-14-000953) on June 26, 2014:

Eaton Vance Focused Growth Opportunities Fund

Eaton Vance Focused Value Opportunities Fund

Eaton Vance Global Natural Resources Fund

EATON VANCE GROWTH TRUST

By:      /s/Deidre E. Walsh

Deidre E. Walsh, Esq.

Assistant Secretary

Date:  July 2, 2014

015_0507